Dearborn Partners Rising Dividend Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Biotechnology - 1.9%
AbbVie, Inc.	49,780	$11,334,906

Capital Markets - 6.2%
CME Group, Inc.	42,230	11,886,056
Nasdaq, Inc.	137,490	12,500,591
S&P Global, Inc.	24,688	12,315,115
		36,701,762

Chemicals - 4.6%
Corteva, Inc.	207,700	14,013,519
Sherwin-Williams Co/The	37,500	12,888,375
		26,901,894

Commercial Services & Supplies - 4.1%
Cintas Corp.	57,360	10,670,107
Republic Services, Inc.	61,730	13,399,114
		24,069,221

Communications Equipment - 1.9%
Motorola Solutions, Inc.	30,600	11,312,208

Consumer Staples Distribution & Retail - 7.6%
Casey's General Stores, Inc.	37,690	21,500,637
Costco Wholesale Corp.	13,650	12,470,503
Walmart, Inc.	97,966	10,826,223
		44,797,363

Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	217,100	8,924,981

Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp. - Class A	85,720	12,077,948

Financial Services - 4.0%
Jack Henry & Associates, Inc.	50,195	8,758,024
Mastercard, Inc. - Class A	26,510	14,594,550
		23,352,574

Food Products - 2.5%
McCormick & Co Inc	119,048	8,033,359
Mondelez International, Inc. - Class A	120,687	6,947,951
		14,981,310

Gas Utilities - 3.1%
Atmos Energy Corp.	102,300	18,042,651

Health Care Equipment & Supplies - 6.0%
Abbott Laboratories	72,500	9,345,250
STERIS PLC	48,327	12,868,514
Stryker Corp.	36,200	13,436,716
		35,650,480

Hotels, Restaurants & Leisure - 2.1%
McDonald's Corp.	39,643	12,361,480

Household Products - 1.8%
Procter & Gamble Co.	73,584	10,902,205

Insurance - 2.3%
Arthur J Gallagher & Co.	54,470	13,487,861

IT Services - 1.3%
Accenture PLC - Class A	30,454	7,613,500

Machinery - 4.1%
Illinois Tool Works, Inc.	37,598	9,372,429
Snap-on, Inc.	43,510	14,795,576
		24,168,005

Multi-Utilities - 2.0%
WEC Energy Group, Inc.	107,151	12,008,413

Oil, Gas & Consumable Fuels - 3.0%
EOG Resources, Inc.	56,772	6,122,860
Exxon Mobil Corp.	100,036	11,596,173
		17,719,033

Pharmaceuticals - 2.2%
Merck & Co, Inc.	77,920	8,168,354
Zoetis, Inc.	38,300	4,909,294
		13,077,648

Professional Services - 7.6%
Automatic Data Processing, Inc.	48,500	12,382,050
Broadridge Financial Solutions, Inc.	48,000	10,948,320
Thomson Reuters Corp.	90,511	12,257,905
Verisk Analytics, Inc.	41,520	9,344,906
		44,933,181

Semiconductors & Semiconductor Equipment - 3.9%
QUALCOMM, Inc.	79,909	13,431,904
Texas Instruments, Inc.	55,380	9,318,792
		22,750,696

Software - 6.3%
Intuit, Inc.	19,283	12,226,965
Microsoft Corp.	50,522	24,857,329
		37,084,294

Specialty Retail - 2.9%
Home Depot Inc/The	16,062	5,732,849
Tractor Supply Co.	206,149	11,292,842
		17,025,691

Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	137,288	38,282,759

Trading Companies & Distributors - 3.7%
Fastenal Co.	259,610	10,488,244
Watsco, Inc.	31,920	11,057,088
		21,545,332

Water Utilities - 1.0%
American Water Works Co, Inc.	45,200	5,879,164

Wireless Telecommunication Services - 2.0%
T-Mobile US, Inc.	55,730	11,648,127
TOTAL COMMON STOCKS (Cost $341,232,152)		578,634,687

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.4%	Shares	Value
Specialized REITs - 1.4%
Equinix, Inc.	11,460	8,632,933
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $9,230,374)		8,632,933

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares	Value
Fidelity Government Portfolio - Institutional Class, 3.84% (a)	2,349,529	2,349,529
TOTAL MONEY MARKET FUNDS (Cost $2,349,529)		2,349,529

TOTAL INVESTMENTS - 99.9% (Cost $352,812,055)		589,617,149
Other Assets in Excess of Liabilities - 0.1%		352,678
TOTAL NET ASSETS - 100.0%		$589,969,827

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Dearborn Partners Rising Dividend Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$578,634,687	$–	$–	$578,634,687
Real Estate Investment Trusts - Common	8,632,933	–	–	8,632,933
Money Market Funds	2,349,529	–	–	2,349,529
Total Investments	$589,617,149	$–	$–	$589,617,149

Refer to the Schedule of Investments for further disaggregation of investment categories.